Basis of Presentation and General Information (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)
Date of incorporation	December 13, 2006
Number of vessels owned	156
Vessels and vessel improvements	$ 1,157,000,000
Vessels held for sale	29,254,000
Inventories	25,783,000
Advances for BWTS and other assets	1,252,000
Excess of net asset value acquired over consideration transferred	140,213,000
Payments to Acquire Property, Plant, and Equipment	$ 35,485,000	$ 8,764,000
Eagle Merger Agreement [Member]
Date of acquisition agreement	Dec. 11, 2023
Common Shares - Par Value | $ / shares	$ 0.01
Conversion features	2.6211 shares, par value $0.01 per share, of Star Bulk common stock
Effective date of asset acquisition	Apr. 09, 2024
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	28,082,319
Common Stock, Shares, Issued | shares	112,469,211
Exchanged stock issued | shares	1,341,584
Eagle loaned shares | shares	511,840
Exchanged stock cancelled | shares	1,341,584
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares	5,971,284
Total value of vessels acquired	$ 1,213,289
Vessels and vessel improvements	1,157,000,000
Vessels held for sale	29,254,000
Inventories	25,783,000
Advances for BWTS and other assets	1,252,000
Vessels Adjusted down amount	129,664,000
Excess of net asset value acquired over consideration transferred	140,213,000
Asset Acquisition, Consideration Transferred, Transaction Cost	10,549,000
Payments to Acquire Property, Plant, and Equipment	7,854,000
Fair value of convertible notes	138,680,000
Excess fair value of convertible note	69,311,000
Principal amount	$ 69,369,000
Eagle Merger Agreement [Member] | Pre Merger Star Bulk Shareholders [Member]
Percentage of voting interest following asset acquisition	75.00%
Eagle Merger Agreement [Member] | Former Eagle Shareholders [Member]
Percentage of voting interest following asset acquisition	25.00%
Combined carrying capacity [Member]
Vessel capacity DWT	15,000,000
Average age	11.7
Five Kamsarmax newbuilding vessels [Member]
Vessel capacity DWT	82,000
Expected Delivery Date	September 2025 and August 2026
Four Kamsarmax Newbuilding Vessels [Member]
Delivery Date	June 30, 2024
Remaining Two Kamsarmax Newbuilding Vessels I [Member]
Expected Delivery Date	fourth quarter of 2024
Minimum [Member]
Vessel capacity DWT	53,489
Maximum [Member]
Vessel capacity DWT	209,537